NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Sep. 30, 2025
NATURE OF OPERATIONS AND GOING CONCERN
NATURE OF OPERATIONS AND GOING CONCERN

1.NATURE OF OPERATIONS AND GOING CONCERN

Sol Strategies Inc. (the “Company” or “Sol Strategies”) is a publicly listed company incorporated in Canada under the legislation of the Province of Ontario. The registered office of the Company is located at 217 Queen St W #401, Toronto, ON M5V 0R2. Since February 4, 2019, the Company’s common shares trade on the Canadian Securities Exchange (“CSE”) under the trading symbol “HODL” and the National Association of Securities Dealers Automated Quotations (“NASDAQ”) under the trading symbol “STKE”.

The Company is dedicated to investing in and providing infrastructure for the Solana blockchain ecosystem. During the year ended September 30, 2025, the Company pivoted its strategy to focus on the Solana blockchain ecosystem, leveraging its high-performance infrastructure and scalability. This shift included holding Solana tokens (“SOL”) as a core balance sheet asset, operating validators, and developing staking tools paired with compliance frameworks. The Company’s mission is to operate secure validators that leverage SOL’s high transaction speed, throughput, and ecosystem to deliver long-term value for both users and investors. The Company is committed to developing unique technologies that optimize staking efficiency and accessibility, further strengthening SOL’s position as a leading blockchain for institutional and enterprise applications. Reflecting this strategic pivot, the Company rebranded from Cypherpunk Holdings Inc. to SOL Strategies Inc. on September 9, 2024.

The Company’s cryptocurrencies and related investments may be subject to significant fluctuations in value and are subject to risks unique to the asset class and different from traditional financial assets (note 22). Additionally, during the year ended September 30, 2025, certain assets were held in cryptocurrency exchanges or with custodians that are limited in oversight by regulatory authorities.

Basis of Presentation

The financial statements have been prepared and presented on a going concern basis. The Company has sufficient cash and cash equivalents and other liquid assets, including cryptocurrencies, to supports its operations for the next twelve months from the date of the issuance of the financial statements. See also Subsequent Events (note 25).